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PAGE 1
PROSPECTUS SUPPLEMENT June 27, 1997*

IDS Global Balanced Fund (Oct. 31, 1996) S-6352A (10/96)

The following is added at page 7 under Performance and is intended to update the financial information in the prospectus:

Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.

                Period ended April 30,
                Per share income and capital changes(a)

                                      Class A        Class B         Class Y
                                         1997(b)        1997(b)         1997(b)

Net asset value,                        $5.00          $5.00           $5.00
beginning of period

                                    Income from investment operations:

Net investment income                     .30            .29             .30

Net gains (both                          (.34)          (.35)           (.34)
realized and unrealized)

Total from investment operations         (.04)          (.06)           (.04)

                                    Less distributions:

Dividends from net investment income     (.03)          (.02)           (.03)

Net asset value, end of period           4.93           4.92            4.93

                                    Ratios/supplemental data

                                      Class A        Class B         Class Y
                                         1997(b)        1997(b)         1997(b)

Net assets, end of                        $14             $9              --
period (in millions)

Ratio of expenses to                     1.50%(c,f)     2.26%(c,f)    1.17%(c,f)
average daily net assets(d)

Ratio of net income to                   2.22%(c)       1.47%(c)        2.44%(c)
average daily net assets

Portfolio turnover rate (excluding         20%            20%             20%
short-term securities)

Total return(e)                          (0.7%)         (1.1%)          (0.7%)

Average brokerage commission rate(g)   $.0310         $.0310          $.0310

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Period from Nov. 13, 1996 (inception date) to April 30, 1997 (Unaudited).
c Adjusted to an annual basis.
d Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.
f During the period from Nov. 13, 1996 to April 30, 1997, AEFC reimbursed the
  Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 4.43%, 5.20% and 4.36% for Class A, B, and Y, respectively.
g The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



S-6352-1 A (6/97)
*Valid until next prospectus update
 Destroy Dec. 30, 1997


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PAGE 2
PART C SUPPLEMENT June 27, 1997*

IDS Global Series, Inc. Post-Effective Amendment No. 26
(File No. 33-25824)

The following is added to item 24(a) of Part C:

IDS Global Series, Inc. - IDS Global Balanced Fund
Statement of assets and liabilities, May 31, 1997
Statement of operations, for the one month ended May 31, 1997
Statement of changes in net assets, for the one month ended May 31, 1997:

Financial statements
Statement of assets and liabilities
IDS Global Balanced Fund
May 31, 1997

                        Assets                              (Unaudited)

Investments in securities, at value
     (identified cost $26,341,579)                          $27,368,709
Cash in bank on demand deposit                                  568,888
Dividends and accrued interest receivable                       195,282
Receivable for investment securities sold                       382,698
Unrealized appreciation on foreign currency contracts
   held, at value                                                   681
Organizational cost                                                  43
                                                             ----------
Total assets                                                 28,516,301
                                                             ----------
                        Liabilities

Payable for investment securities purchased                     608,857
Unrealized depreciation on foreign currency contracts
   held, at value                                                 2,159
Accrued investment management services fee                          599
Accrued distribution fee                                            215
Accrued service fee                                                 133
Accrued transfer agency fee                                         134
Accrued administrative services fee                                  45
Other accrued expenses                                          112,348
                                                             ----------
Total liabilities                                               724,490
                                                             ----------
Net assets applicable to outstanding capital stock          $27,791,811
                                                            ===========

                        Represented by

Capital stock-- $.01 par value                                  $53,954
Additional paid-in capital                                   26,722,180
Undistributed net investment income                              64,036
Accumulated net realized loss                                   (75,279)
Unrealized appreciation of investments and on
   translation of assets and liabilties in foreign currencies 1,026,920
                                                             ----------
Total -- representing net assets applicable to outstanding
   capital stock                                            $27,791,811
                                                            ===========

Net assets applicable to outstanding shares:Class A         $17,303,920
                                            Class B         $10,486,853
                                            Class Y              $1,038
Net asset value per share of outstanding capital stock:
                                      Class A shares   3,356,350 $ 5.16
                                      Class B shares   2,038,870 $ 5.14
                                      Class Y shares         201 $ 5.16




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PAGE 3

Statement of operations
IDS Global Balanced Fund
For the one month ended May 31, 1997

                              Investment income

                                   (Unaudited)
Income:
Dividends (net of foreign taxes withheld of $4,026)             $35,305
Interest                                                         51,596
                                                             ----------
Total income                                                     86,901
                                                             ----------
Expenses:
Investment management services fee                               16,401
Distribution fee -- Class B                                       5,845
Transfer agency fee                                               5,042
Incremental transfer agency fee-- Class B                           133
Service fee
   Class A                                                        2,269
   Class B                                                        1,364
Administrative services fees and expenses                         2,622
Compensation of board members                                        10
Registration fees                                                23,538
Other                                                                67
                                                             ----------
Total expenses                                                   57,291
   Less expenses voluntarily reimbursed by AEFC                 (20,019)
                                                             ----------
                                                                 37,272
   Earnings credits on cash balances                                (50)
                                                             ----------
Total net expenses                                               37,222
                                                             ----------
Investment income -- net                                         49,679
                                                             ----------
                        Realized and unrealized gain -- net

Net realized gain on security and foreign
     currency transactions (including loss of $14,002 from
     foreign currency transactions)                               7,189
Net change in unrealized appreciation or depreciation of
     investments and on translation of assets and liabilities
     in foreign currencies                                    1,004,064
                                                             ----------
Net gain on investments and foreign currencies                1,011,253
                                                             ----------
Net increase in net assets resulting from operations         $1,060,932
                                                             ==========



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PAGE 4

Financial statements Statement of changes in net assets IDS Global Balanced Fund For the one month ended May 31, 1997

                   Operations and distributions
                                   (Unaudited)

Investment income -- net                                     $    49,679
Net realized gain on investments and foreign currencies            7,189
Net change in unrealized appreciation or depreciation of
     investments and on translation of assets and liabilities
     in foreign currencies                                     1,004,064
                                                              ----------
Net increase in net assets resulting from operations           1,060,932
                                                              ----------

                        Capital share transactions

Proceeds from sales
   Class A shares                                              2,505,203
   Class B shares                                              1,672,258
Payments for redemptions
   Class A shares                                               (340,101)
   Class B shares                                                (92,300)
                                                              ----------
Increase in net assets from capital share transactions         3,745,060
                                                              ----------
Total increase in net assets                                   4,805,992

Net assets at beginning of period                             22,985,819
                                                              ----------
Net assets at end of period
   (including undistributed net investment
    income of  $64,036)                                       27,791,811
                                                              ==========





























*Valid until next prospectus update